CONDENSED FINANCIAL INFORMATION OF THE CORPORATION (Details 2) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	$ (4,742)	$ 8,507	$ (1,204)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax	(251)	(319)	(883)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Tax	(185)	2,102	(1,243)
Parent Company [Member]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	4,742	(8,507)	1,204
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax	(251)	(319)	(883)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Tax	$ (185)	$ 2,102	$ (1,243)